Note 5 - Cash and Cash Equivalents - Cash and Cash Equivalents Schedule (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash	$ 35,761	$ 52,888
Short-term investments	30,292	11,515
Cash and cash equivalents	$ 66,053	$ 64,403	$ 96,354